Fair Values of Financial Instruments and Interest Rate Risk (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 1 [Member]
Securities available for sale:
Total assets at fair value	$ 19,576
Level 2 [Member]
Securities available for sale:
Total assets at fair value	72,062
Fair Value on a recurring basis [Member]
Securities available for sale:
Total assets at fair value	91,638	88,661
Total liabilities at fair value
Fair Value on a recurring basis [Member] | US Treasury [Member]
Securities available for sale:
Total assets at fair value	19,576	33,532
Fair Value on a recurring basis [Member] | US Gov't Agencies [Member]
Securities available for sale:
Total assets at fair value	22,174	19,997
Fair Value on a recurring basis [Member] | Mortgage-backed securities and CMO's [Member]
Securities available for sale:
Total assets at fair value	41,022	24,263
Fair Value on a recurring basis [Member] | State and political subdivisions [Member]
Securities available for sale:
Total assets at fair value	8,866	10,869
Fair Value on a recurring basis [Member] | Level 1 [Member]
Securities available for sale:
Total assets at fair value	19,576	33,532
Total liabilities at fair value
Fair Value on a recurring basis [Member] | Level 1 [Member] | US Treasury [Member]
Securities available for sale:
Total assets at fair value	19,576	33,532
Fair Value on a recurring basis [Member] | Level 2 [Member]
Securities available for sale:
Total assets at fair value	72,062	55,129
Total liabilities at fair value
Fair Value on a recurring basis [Member] | Level 2 [Member] | US Gov't Agencies [Member]
Securities available for sale:
Total assets at fair value	22,174	19,997
Fair Value on a recurring basis [Member] | Level 2 [Member] | Mortgage-backed securities and CMO's [Member]
Securities available for sale:
Total assets at fair value	41,022	24,263
Fair Value on a recurring basis [Member] | Level 2 [Member] | State and political subdivisions [Member]
Securities available for sale:
Total assets at fair value	8,866	10,869
Fair Value on a recurring basis [Member] | Level 3 [Member]
Securities available for sale:
Total assets at fair value
Total liabilities at fair value
Fair Value on a recurring basis [Member] | Level 3 [Member] | US Treasury [Member]
Securities available for sale:
Total assets at fair value
Fair Value on a recurring basis [Member] | Level 3 [Member] | US Gov't Agencies [Member]
Securities available for sale:
Total assets at fair value
Fair Value on a recurring basis [Member] | Level 3 [Member] | Mortgage-backed securities and CMO's [Member]
Securities available for sale:
Total assets at fair value
Fair Value on a recurring basis [Member] | Level 3 [Member] | State and political subdivisions [Member]
Securities available for sale:
Total assets at fair value